Income taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets:
Net loss carry forwards	$ 208,399	$ 223,129
Intangible assets	4,015	4,571
Property, plant and equipment	18,392	18,225
Warranty liability	3,631	4,785
Foreign tax credits	620	620
Inventory	1,933	1,614
Research and development	5,001	7,537
Tax realignment due to Italian tax law changes	7,713	8,705
Financing and share issuance cost	1,106	0
Other	8,859	10,858
Total gross deferred income tax assets	259,669	280,044
Valuation allowance	(249,239)	(268,391)
Total deferred income tax assets	10,430	11,653
Deferred income tax liabilities:
Intangible assets	(430)	(430)
Property, plant and equipment	(15)	(12)
Other	(2,837)	(2,950)
Total deferred income tax liabilities	(3,282)	(3,392)
Total net deferred income tax assets	$ 7,148	$ 8,261